Related Party Transactions (Details) - Rosecliff Acquisition Corp I [Member] - USD ($)		1 Months Ended	12 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Shares of subject to forfeiture (in Shares)			825,000
Issued outstanding percentage			20.00%
Sponsor			$ 16,152	$ 0
Sponsor total amount	$ 10,000
Incurred expenses			120,000	110,000
Administrative fees			230,000	$ 110,000
Working capital loan			$ 1,500,000
Warrant price per share (in Dollars per share)			$ 1.5
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description			The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		5,750,000
Stock split, description	the Company effected a 1:1.1 stock split of its Class B common stock, resulting in an aggregate of 6,325,000 shares outstanding.